Acquisitions and Dispositions Unaudited Pro Forma Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Revenues	$ 2,987
Net income	$ (122)